Derivatives, Sold Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 16,523	$ 25,085
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	4,463	7,884
Credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	10,516	18,453
Credit default swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	684	1,399
Risk participation swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	6,007	6,632
Risk participation swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 3,779	$ 6,485